CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement
Net income from operations	$ 69,121,516	$ 62,155,352
Income tax expense	0	0
Net Income	$ 69,489,294	$ 62,413,011
Basic	100,000	100,000
Diluted	102,960	100,000
Basic	$ 694.89	$ 624.13
Diluted	$ 674.92	$ 624.13
DiamondHead Holdings Corp.
Statement
General and administrative expenses	$ 4,324,075	$ 1,030,906
Franchise tax expense	200,000	200,000
Net income from operations	(4,524,075)	(1,230,906)
Change in fair value of derivative warrant liabilities	7,263,330	4,367,500
Financing costs - derivative warrant liabilities		(449,070)
Income from investments held in Trust Account	5,049,912	20,717
Gain from settlement of deferred underwriting commissions on public warrants	271,688
Interest expense - related party	(4,110)
(Loss) income before taxes	8,056,745	2,708,241
Income tax expense	983,430
Net Income	$ 7,073,315	$ 2,708,241
DiamondHead Holdings Corp. | Class A common stock
Statement
Basic	34,500,000	31,947,945
Diluted	34,500,000	31,947,945
Basic	$ 0.16	$ 0.07
Diluted	$ 0.16	$ 0.07
DiamondHead Holdings Corp. | Class B common stock
Statement
Basic	8,625,000	8,541,781
Diluted	8,625,000	8,625,000
Basic	$ 0.16	$ 0.07
Diluted	$ 0.16	$ 0.07